Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 14. Cash and cash equivalents
	Consolidated
	31 December 2025	30 June 2025
	$	$
Current assets
Cash at bank	9,349	344,648